Shareholder Report, Line Graph (Details) 193792_Innovator U.S. Equity Buffer ETF - October_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Sep. 28, 2018	Oct. 31, 2025
Innovator U.S. Equity Buffer ETF™ - October
Account Value [Line Items]
Line Graph and Table Measure Name									Innovator U.S. Equity Buffer ETF - October NAV
Accumulated Value	$ 17,259	$ 14,298	$ 12,861	$ 13,871	$ 11,156	$ 10,281	$ 9,565	$ 10,000	$ 20,039
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	21,678	15,706	14,260	16,700	11,685	10,651	9,316	10,000	$ 26,328
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500
Accumulated Value	$ 19,580	$ 14,392	$ 13,288	$ 15,804	$ 11,222	$ 10,424	$ 9,306	$ 10,000	$ 23,474